CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares $ / shares	Dec. 31, 2022 CAD ($) $ / shares $ / shares
Insurance service result
Insurance revenue	$ 21,356	$ 18,902
Insurance service expenses	(18,450)	(16,456)
Reinsurance contract held net income (expenses)	(69)	(153)
Net insurance service result	2,837	2,293
Investment result excluding result for account of segregated fund holders:
Net investment income	11,586	(20,580)
Insurance finance income (expenses) from insurance contracts issued	(9,675)	22,595
Insurance finance income (expenses) from reinsurance contracts held	59	(440)
Decrease (increase) in investment contract liabilities	(331)	(152)
Net investment result excluding result for account of segregated fund holders	1,639	1,423
Investment result for insurance contracts for account of segregated fund holders:
Investment income (loss) on investments for account and segregated fund holders	1,793	(2,353)
Insurance finance income (expenses)	(1,793)	2,353
Net investment result for insurance contracts for account of segregated fund holders	0	0
Net investment result	1,639	1,423
Fee income	7,832	7,447
Other expenses (income)
Other income	(169)	0
Operating expenses and commissions	7,995	7,092
Interest expenses	552	445
Total other expenses (income)	8,378	7,537
Income (loss) before income taxes	3,930	3,626
Less: Income tax expense (benefit)	461	546
Total net income (loss)	3,469	3,080
Less: Net income (loss) allocated to the participating account (Note 20)	178	83
Net income (loss) attributable to non-controlling interests	126	56
Shareholders' net income (loss)	3,165	2,941
Less: Dividends on preferred shares and distributions on other equity instruments	79	70
Common shareholders' net income (loss)	$ 3,086	$ 2,871
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.35	1.30
Earnings (loss) per share
Basic (in CAD per share) | $ / shares	$ 5.27	$ 4.90
Diluted (in CAD per share) | $ / shares	5.26	4.89
Dividends per common share (in CAD per share) | $ / shares	$ 3.000	$ 2.760